Flaherty & Crumrine Preferred and Income Opportunity Fund Incorporated PORTFOLIO OF INVESTMENTS August 31, 2020 (Unaudited)

Shares/$ Par	Value

Preferred Stock & Hybrid Preferred Securities§ — 76.9%
Banking — 38.9%

23,900	BancorpSouth Bank, 5.50%, Series A	$627,255	*(1)(2)
	Bank of America Corporation:
$1,710,000	5.875% to 03/15/28 then 3ML + 2.931%, Series FF	1,881,368	*(1)(2)
$300,000	6.30% to 03/10/26 then 3ML + 4.553%, Series DD	347,079	*(1)(2)
14,485	Capital One Financial Corporation, 5.00%, Series I	366,688	*(2)
	Citigroup, Inc.:
$430,000	5.95% to 05/15/25 then 3ML + 3.905%, Series P	464,505	*(1)(2)
115,370	6.875% to 11/15/23 then 3ML + 4.13%, Series K	3,262,664	*(1)(2)
74,694	7.125% to 09/30/23 then 3ML + 4.04%, Series J	2,148,199	*(1)(2)
	Citizens Financial Group, Inc.:
35,000	6.35% to 04/06/24 then 3ML + 3.642%, Series D	953,225	*(1)(2)
$900,000	6.375% to 04/06/24 then 3ML + 3.157%, Series C	905,125	*(1)(2)
	CoBank ACB:
12,900	6.125%, Series G, 144A****	1,356,306	*(1)(2)
9,000	6.20% to 01/01/25 then 3ML + 3.744%, Series H, 144A****	949,500	*(1)(2)
10,000	6.25% to 10/01/22 then 3ML + 4.557%, Series F, 144A****	1,050,000	*(1)(2)
$415,000	6.25% to 10/01/26 then 3ML + 4.66%, Series I, 144A****	439,900	*(1)(2)
$790,000	Comerica, Inc., 5.625% to 10/01/25 then T5Y + 5.291%, Series A	863,083	*(2)
27,000	Dime Community Bancshares, Inc., 5.50%, Series A	611,550	*(2)
	Fifth Third Bancorp:
47,720	6.00%, Series A	1,279,135	*(1)(2)
204,747	6.625% to 12/31/23 then 3ML + 3.71%, Series I	5,798,947	*(1)(2)
15,600	First Citizens BancShares, Inc., 5.375%, Series A	410,748	*(2)
	First Horizon National Corporation:
12,300	6.50%, Series E	329,763	*(2)
1	FT Real Estate Securities Company, 9.50% 03/31/31, 144A****	1,303,750
750	First Horizon Bank, 3ML + 0.85%, min 3.75%, 3.75%(3), 144A****	549,375	*(2)
	Goldman Sachs Group:
$225,000	4.95% to 02/10/25 then T5Y + 3.224%, Series R	233,113	*(2)
$560,000	5.50% to 08/10/24 then T5Y + 3.623%, Series Q	606,627	*(1)(2)
50,000	6.375% to 05/10/24 then 3ML + 3.55%, Series K	1,406,250	*(1)(2)
29,600	Heartland Financial USA, Inc., 7.00% to 07/15/25 then T5Y + 6.675%, Series E	793,221	*(2)
	HSBC Holdings PLC:
$800,000	HSBC Capital Funding LP, 10.176% to 06/30/30 then 3ML + 4.98%, 144A****	1,280,156	(1)(2)(4)(5)
	Huntington Bancshares, Inc.:
99,000	6.25%, Series D	2,544,300	*(1)(2)
$280,000	4.45% to 10/15/27 then T7Y + 4.045%, Series G	282,094	*(2)
$825,000	5.625% to 10/15/30 then T10Y + 4.945%, Series F	924,000	*(2)
$950,000	5.70% to 04/15/23 then 3ML + 2.88%, Series E	905,310	*(1)(2)

Flaherty & Crumrine Preferred and Income Opportunity Fund Incorporated PORTFOLIO OF INVESTMENTS (Continued) August 31, 2020 (Unaudited)

Shares/$ Par	Value

Preferred Stock & Hybrid Preferred Securities — (Continued)
Banking — (Continued)

	JPMorgan Chase & Company:
$1,833,000	3ML + 3.47%, 3.7383%(3), Series I	$1,778,034	*(1)(2)
$400,000	5.00% to 08/01/24 then SOFRRATE + 3.38%, Series FF	410,362	*(2)
$300,000	6.00% to 08/01/23 then 3ML + 3.30%, Series R	316,578	*(2)
$4,167,000	6.75% to 02/01/24 then 3ML + 3.78%, Series S	4,658,056	*(1)(2)
80,084	KeyCorp, 6.125% to 12/15/26 then 3ML + 3.892%, Series E	2,376,397	*(1)(2)
$2,240,000	M&T Bank Corporation, 6.45% to 02/15/24 then 3ML + 3.61%, Series E	2,431,957	*(1)(2)
14,000	Merchants Bancorp, 6.00% to 10/01/24 then 3ML + 4.569%, Series B	350,210	*(2)
	Morgan Stanley:
82,600	5.85% to 04/15/27 then 3ML + 3.491%, Series K	2,346,666	*(1)(2)
148,000	6.875% to 01/15/24 then 3ML + 3.94%, Series F	4,204,680	*(1)(2)
77,200	7.125% to 10/15/23 then 3ML + 4.32%, Series E	2,240,344	*(1)(2)
162,500	New York Community Bancorp, Inc., 6.375% to 03/17/27 then 3ML + 3.821%, Series A	4,372,062	*(1)(2)
16,600	People’s United Financial, Inc., 5.625% to 12/15/26 then 3ML + 4.02%, Series A	445,461	*(2)
250,534	PNC Financial Services Group, Inc., 6.125% to 05/01/22 then 3ML + 4.067%, Series P	6,694,895	*(1)(2)
	Regions Financial Corporation:
111,980	5.70% to 08/15/29 then 3ML + 3.148%, Series C	3,047,256	*(1)(2)
$550,000	5.75% to 09/15/25 then T5Y + 5.43%, Series D	598,125	*(2)
35,000	6.375% to 09/15/24 then 3ML + 3.536%, Series B	961,187	*(1)(2)
20,517	Sterling Bancorp, 6.50%, Series A	541,957	*(2)
39,000	Synchrony Financial, 5.625%, Series A	954,989	*(1)(2)(4)
63,135	Synovus Financial Corporation, 5.875% to 07/01/24 then T5Y + 4.127%, Series E	1,590,528	*(1)(2)(4)
7,914	Texas Capital Bancshares Inc., 6.50%, Series A	202,473	*(2)
14,000	TriState Capital Holdings, Inc., 6.375% to 07/01/26 then 3ML + 4.088%, Series B	330,190	*(2)
	Truist Financial Corporation:
14,000	4.75%, Series R	370,930	*(2)
$825,000	4.95% to 12/01/25 then T5Y + 4.605%, Series P	895,018	*(2)
$410,000	5.10% to 09/01/30 then T10Y + 4.349%, Series Q	451,000	*(2)
28,000	Valley National Bancorp, 5.50% to 09/30/22 then 3ML + 3.578%, Series B	691,740	*(2)
	Wells Fargo & Company:
225	7.50%, Series L	310,654	*(2)
56,200	5.85% to 09/15/23 then 3ML + 3.09%, Series Q	1,463,662	*(1)(2)
$2,075,000	5.875% to 06/15/25 then 3ML + 3.99%, Series U	2,291,264	*(1)(2)
34,400	6.625% to 03/15/24 then 3ML + 3.69%, Series R	952,708	*(1)(2)
33,900	WesBanco, Inc., 6.75% to 08/15/25 then T5Y + 6.557%, Series A	897,502	*(2)

Flaherty & Crumrine Preferred and Income Opportunity Fund Incorporated PORTFOLIO OF INVESTMENTS (Continued) August 31, 2020 (Unaudited)

Shares/$ Par	Value

Preferred Stock & Hybrid Preferred Securities — (Continued)
Banking — (Continued)

33,000	Wintrust Financial Corporation, 6.875% to 07/15/25 then T5Y + 6.507%, Series E	$878,955	*(2)
$1,210,000	Zions Bancorporation, 7.20% to 09/15/23 then 3ML + 4.44%, Series J	1,247,141	*(1)(2)
		86,176,217
Financial Services — 1.9%
$419,000	AerCap Global Aviation Trust, 6.50% to 06/15/25 then 3ML + 4.30%, 06/15/45, 144A****	356,150	(5)
$1,290,000	AerCap Holdings NV, 5.875% to 10/10/24 then T5Y + 4.535%, 10/10/79	1,013,431	**(1)(5)
$109,000	Charles Schwab Corporation, 5.375% to 06/01/25 then T5Y + 4.971%, Series G	119,900	*(2)
$610,000	Discover Financial Services, 6.125% to 09/23/25 then T5Y + 5.783%, Series D	659,349	*(2)
$444,000	E*TRADE Financial Corporation, 5.30% to 03/15/23 then 3ML + 3.16%, Series B	444,679	*(1)(2)
	General Motors Financial Company:
$420,000	5.75% to 09/30/27 then 3ML + 3.598%, Series A	407,130	*(2)
$725,000	6.50% to 09/30/28 then 3ML + 3.436%, Series B	734,605	*(1)(2)
20,000	Stifel Financial Corp., 6.25%, Series B	540,700	*(2)
		4,275,944
Insurance — 18.2%
25,970	Allstate Corporation, 5.10%, Series H	706,755	*(1)(2)
47,000	American Equity Investment Life Holding Company, 5.95% to 12/01/24 then T5Y + 4.322%, Series A	1,121,655	*(1)(2)(4)
$1,500,000	American International Group, Inc., 8.175% to 05/15/38 then 3ML + 4.195%, 05/15/58	2,156,528	(1)(4)
	Arch Capital Group, Ltd.:
8,980	5.25%, Series E	230,382	**(2)(5)
9,900	5.45%, Series F	262,102	**(2)(5)
	Athene Holding Ltd.:
83,000	6.35% to 06/30/29 then 3ML + 4.253%, Series A	2,231,455	**(1)(2)(5)
22,000	6.375% to 09/30/25 then T5Y + 5.97%, Series C	599,390	**(2)(5)
$1,453,000	AXA SA, 6.379% to 12/14/36 then 3ML + 2.256%, 144A****	1,928,109	**(1)(2)(5)
21,075	Axis Capital Holdings Ltd., 5.50%, Series E	540,047	**(1)(2)(5)
$610,000	AXIS Specialty Finance LLC, 4.90% to 01/15/30 then T5Y + 3.186%, 01/15/40	600,163	(1)(5)
	Chubb Ltd.:
$1,200,000	Ace Capital Trust II, 9.70% 04/01/30	1,800,700	(1)(4)
129,700	Delphi Financial Group, 3ML + 3.19%, 3.4701%(3), 05/15/37	2,626,425	(1)(4)
	Enstar Group Ltd.:
42,000	7.00% to 09/01/28 then 3ML + 4.015%, Series D	1,134,525	**(1)(2)(5)
$400,000	Enstar Finance LLC, 5.75% to 09/01/25 then T5Y + 5.468%, 09/01/40	410,765	(5)

Flaherty & Crumrine Preferred and Income Opportunity Fund Incorporated PORTFOLIO OF INVESTMENTS (Continued) August 31, 2020 (Unaudited)

Shares/$ Par	Value

Preferred Stock & Hybrid Preferred Securities — (Continued)
Insurance — (Continued)

$110,000	Equitable Holdings, Inc., 4.95% to 12/15/25 then T5Y + 4.736%, Series B	$113,350	*(2)
$1,031,000	Everest Reinsurance Holdings, 3ML + 2.385%, 2.6651%(3), 05/15/37	878,638	(1)(4)
$3,054,000	Liberty Mutual Group, 7.80% 03/15/37, 144A****	3,791,818	(1)(4)
	MetLife, Inc.:
$3,350,000	9.25% 04/08/38, 144A****	5,043,480	(1)(4)
$2,704,000	10.75% 08/01/39	4,406,459	(1)(4)
$350,000	MetLife Capital Trust IV, 7.875% 12/15/37, 144A****	484,032	(1)(4)
	PartnerRe Ltd.:
21,450	5.875%, Series I	550,729	**(1)(2)(5)
5,100	6.50%, Series G	132,014	**(2)(5)
38,071	7.25%, Series H	985,658	**(1)(2)(5)
16,267	RenaissanceRe Holdings Ltd., 5.75%, Series F	444,639	**(2)(5)
$910,000	SBL Holdings, Inc., 7.00% to 05/13/25 then T5Y + 5.58%, Series A, 144A****	783,738	*(1)(2)
	Unum Group:
$4,944,000	Provident Financing Trust I, 7.405% 03/15/38	5,710,371	(1)(4)
23,000	Voya Financial, Inc., 5.35% to 09/15/29 then T5Y + 3.21%, Series B	651,647	*(2)
		40,325,574
Utilities — 8.3%
36,930	Algonquin Power & Utilities Corporation, 6.20% to 07/01/24 then 3ML + 4.01%, 07/01/79, Series 2019-A	1,013,145	(1)(5)
$620,000	CenterPoint Energy, Inc., 6.125% to 09/01/23 then 3ML + 3.27%, Series A	631,192	*(1)(2)
	Commonwealth Edison:
$2,512,000	COMED Financing III, 6.35% 03/15/33	2,980,586	(1)(4)
33,183	Dominion Energy, Inc., 5.25% 07/30/76, Series A	864,832	(1)
19,320	Duke Energy Corporation, 5.75%, Series A	549,316	*(1)(2)
$2,030,000	Emera, Inc., 6.75% to 06/15/26 then 3ML + 5.44%, 06/15/76, Series 2016A	2,277,142	(1)(4)(5)
24,000	Indianapolis Power & Light Company, 5.65%	2,498,880	*(1)(2)
72,900	Integrys Energy Group, Inc., 6.00% to 08/01/23 then 3ML + 3.22%, 08/01/73	1,980,693	(1)(4)
	NextEra Energy:
$293,000	NextEra Energy Capital Holdings, Inc., 3ML + 2.125%, 2.4384%(3), 06/15/67, Series C	240,793	(1)(4)
	NiSource, Inc.:
$300,000	5.65% to 06/15/23 then T5Y + 2.843%, Series A	298,647	*(2)
28,000	6.50% to 03/15/24 then T5Y + 3.632%, Series B	768,390	*(1)(2)
	PECO Energy:
$1,500,000	PECO Energy Capital Trust III, 7.38% 04/06/28, Series D	1,826,284	(1)(4)
$950,000	Sempra Energy, 4.875% to 10/15/25 then T5Y + 4.55%, Series C	995,220	*(2)

Flaherty & Crumrine Preferred and Income Opportunity Fund Incorporated PORTFOLIO OF INVESTMENTS (Continued) August 31, 2020 (Unaudited)

Shares/$ Par	Value

Preferred Stock & Hybrid Preferred Securities — (Continued)
Utilities — (Continued)

	Southern California Edison:
220	SCE Trust II, 5.10%, Series G	$5,475	*(2)
30,520	SCE Trust V, 5.45% to 03/15/26 then 3ML + 3.79%, Series K	717,678	*(1)(2)
$415,000	Southern California Edison Company, 6.25% to 02/01/22 then 3ML + 4.199%, Series E	413,270	*(1)(2)
11,110	Southern Company, 4.95% 01/30/80, Series 2020A	299,248
		18,360,791
Energy — 6.0%
	DCP Midstream LP:
$1,060,000	7.375% to 12/15/22 then 3ML + 5.148%, Series A	780,052	(1)(2)
3,800	7.875% to 06/15/23 then 3ML + 4.919%, Series B	70,965	(2)
	Enbridge, Inc.:
$275,000	5.75% to 07/15/30 then T5Y + 5.314%, 07/15/80, Series 2020-A	290,592	(5)
$1,030,000	6.00% to 01/15/27 then 3ML + 3.89%, 01/15/77, Series 2016-A	1,053,599	(1)(4)(5)
	Energy Transfer LP:
	Energy Transfer Operating LP:
$625,000	7.125% to 05/15/30 then T5Y + 5.306%, Series G	546,344	(2)
95,910	7.375% to 05/15/23 then 3ML + 4.53%, Series C	1,952,967	(1)(2)(4)
144,300	7.60% to 05/15/24 then 3ML + 5.161%, Series E	3,111,469	(1)(2)(4)
1,400	7.625% to 08/15/23 then 3ML + 4.738%, Series D	28,604	(2)
$500,000	Enterprise Products Operating L.P., 5.25% to 08/16/27 then 3ML + 3.033%, 08/16/77, Series E	480,873	(1)
$1,480,000	MPLX LP, 6.875% to 02/15/23 then 3ML + 4.652%, Series B	1,325,635	(1)(2)(4)
31,500	NuStar Logistics LP, 3ML + 6.734%, 7.009%(3), 01/15/43	648,900	(1)(4)
	Transcanada Pipelines, Ltd.:
$1,550,000	5.50% to 09/15/29 then 3ML + 4.154%, 09/15/79	1,653,455	(1)(5)
$1,343,000	5.875% to 08/15/26 then 3ML + 4.64%, 08/15/76, Series 2016-A	1,468,831	(1)(4)(5)
		13,412,286
Communication — 0.4%
$650,000	Vodafone Group PLC, 7.00% to 04/04/29 then SW5 + 4.873%, 04/04/79	782,597	(1)(5)
		782,597
Real Estate Investment Trust (REIT) — 0.0%
3,110	Annaly Capital Management, Inc., 6.95% to 09/30/22 then 3ML + 4.993%, Series F	72,261	(2)
		72,261

Flaherty & Crumrine Preferred and Income Opportunity Fund Incorporated PORTFOLIO OF INVESTMENTS (Continued) August 31, 2020 (Unaudited)

Shares/$ Par	Value

Preferred Stock & Hybrid Preferred Securities — (Continued)
Miscellaneous Industries — 3.2%

$300,000	Apollo Management Holdings LP, 4.95% to 12/17/24 then T5Y + 3.266%, 01/14/50, 144A****	$303,424
	BHP Billiton Limited:
$400,000	BHP Billiton Finance U.S.A., Ltd., 6.75% to 10/19/25 then SW5 + 5.093%, 10/19/75, 144A****	478,638	(5)
	Land O’ Lakes, Inc.:
$240,000	7.25%, Series B, 144A****	228,287	*(2)
$3,630,000	8.00%, Series A, 144A****	3,593,700	*(1)(2)
30,400	Ocean Spray Cranberries, Inc., 6.25%, Series A, 144A****	2,500,400	*(1)(2)
		7,104,449
	Total Preferred Stock & Hybrid Preferred Securities (Cost $159,305,200)	170,510,119

Contingent Capital Securities† — 17.3%
Banking — 15.1%
	Banco Bilbao Vizcaya Argentaria SA:
$2,200,000	6.125% to 11/16/27 then SW5 + 3.87%	2,093,729	**(1)(2)(5)
$600,000	6.50% to 03/05/25 then T5Y + 5.192%, Series 9	602,318	**(1)(2)(5)
$490,000	Banco Mercantil del Norte SA, 7.625% to 01/06/28 then T10Y + 5.353%, 144A****	499,800	**(2)(5)
	Barclays Bank PLC:
$680,000	6.125% to 06/15/26 then T5Y + 5.867%	705,364	**(2)(5)
$555,000	7.75% to 09/15/23 then SW5 + 4.842%	588,061	**(1)(2)(5)
$2,848,000	7.875% to 03/15/22 then SW5 + 6.772%, 144A****	2,990,400	**(1)(2)(5)
$1,475,000	8.00% to 06/15/24 then T5Y + 5.672%	1,614,329	**(1)(2)(5)
$480,000	BBVA Bancomer SA, 5.875% to 09/13/29 then T5Y + 4.308%, 09/13/34, 144A****	483,211	(1)(5)
	BNP Paribas:
$380,000	7.00% to 08/16/28 then SW5 + 3.98%, 144A****	435,505	**(1)(2)(5)
$4,661,000	7.375% to 08/19/25 then SW5 + 5.15%, 144A****	5,313,983	**(1)(2)(5)
$1,500,000	7.625% to 03/30/21 then SW5 + 6.314%, 144A****	1,544,062	**(1)(2)(5)
$270,000	Credit Agricole SA, 7.875% to 01/23/24 then SW5 + 4.898%, 144A****	302,396	**(2)(5)
	Credit Suisse Group AG:
$200,000	5.10% to 01/24/30 then T5Y + 3.293%, 144A****	199,374	**(2)(5)
$1,000,000	6.375% to 08/21/26 then T5Y + 4.822%, 144A****	1,088,335	**(1)(2)(5)
$700,000	7.25% to 09/12/25 then T5Y + 4.332%, 144A****	771,326	**(1)(2)(5)
$800,000	7.50% to 07/17/23 then SW5 + 4.60%, 144A****	863,436	**(1)(2)(5)

Flaherty & Crumrine Preferred and Income Opportunity Fund Incorporated PORTFOLIO OF INVESTMENTS (Continued) August 31, 2020 (Unaudited)

Shares/$ Par	Value

Contingent Capital Securities — (Continued)
Banking — (Continued)

	HSBC Holdings PLC:
$325,000	6.00% to 05/22/27 then ISDA5 + 3.746%	$336,240	**(2)(5)
$3,430,000	6.50% to 03/23/28 then ISDA5 + 3.606%	3,698,621	**(1)(2)(4)(5)
$200,000	Lloyds Banking Group PLC, 7.50% to 09/27/25 then SW5 + 4.496%	220,134	**(2)(5)
$500,000	Macquarie Bank Ltd., 6.125% to 03/08/27 then SW5 + 3.703%, 144A****	512,918	**(2)(5)
	Societe Generale SA:
$300,000	6.75% to 04/06/28 then SW5 + 3.929%, 144A****	311,944	**(2)(5)
$3,800,000	7.375% to 09/13/21 then SW5 + 6.238%, 144A****	3,944,666	**(1)(2)(5)
	Standard Chartered PLC:
$1,600,000	7.50% to 04/02/22 then SW5 + 6.301%, 144A****	1,688,872	**(1)(2)(4)(5)
$2,500,000	7.75% to 04/02/23 then SW5 + 5.723%, 144A****	2,712,025	**(1)(2)(4)(5)
		33,521,049
Financial Services — 0.1%
$400,000	Deutsche Bank AG, 6.00% to 04/30/26 then T5Y + 4.524%	360,500	**(2)(5)
		360,500
Insurance — 2.1%
	QBE Insurance Group Ltd.:
$475,000	5.875% to 05/12/25 then T5Y + 5.513%, 144A****	506,469	**(2)(5)
$3,634,000	7.50% to 11/24/23 then SW10 + 6.03%, 11/24/43, 144A****	4,070,026	(1)(4)(5)
		4,576,495
	Total Contingent Capital Securities (Cost $36,381,963)	38,458,044

Corporate Debt Securities§ — 4.3%
Banking — 2.0%
	First Horizon National Corporation:
$700,000	First Horizon Bank, 5.75% 05/01/30, Sub Notes	793,839
121,296	Texas Capital Bancshares Inc., 6.50% 09/21/42, Sub Notes	3,119,733	(1)
17,100	Zions Bancorporation, 6.95% to 09/15/23 then 3ML + 3.89%, 09/15/28, Sub Notes	478,201	(1)
		4,391,773
Financial Services — 0.0%
1,000	B. Riley Financial, Inc., 7.50% 05/31/27	24,730
		24,730
Insurance — 1.3%
$1,850,000	Liberty Mutual Insurance, 7.697% 10/15/97, 144A****	2,959,816	(1)(4)
		2,959,816

Flaherty & Crumrine Preferred and Income Opportunity Fund Incorporated PORTFOLIO OF INVESTMENTS (Continued) August 31, 2020 (Unaudited)

Shares/$ Par	Value

Corporate Debt Securities — (Continued)
Energy — 0.5%

	Energy Transfer LP:
$904,000	Energy Transfer Operating LP, 8.25% 11/15/29	$1,155,929	(1)(4)
		1,155,929
Communication — 0.5%
	Qwest Corporation:
19,728	6.50% 09/01/56	500,006
24,920	6.75% 06/15/57	657,235
		1,157,241
	Total Corporate Debt Securities (Cost $7,966,311)	9,689,489

Money Market Fund — 0.5%
	BlackRock Liquidity Funds:
1,020,799	T-Fund, Institutional Class	1,020,799
	Total Money Market Fund (Cost $1,020,799)	1,020,799

Total Investments (Cost $204,674,273***)	99.0%	219,678,451
Other Assets And Liabilities (Net)	1.0%	2,107,850
Total Managed Assets	100.0%‡	$221,786,301
Loan Principal Balance		(74,700,000)
Total Net Assets Available To Common Stock		$147,086,301

Flaherty & Crumrine Preferred and Income Opportunity Fund Incorporated PORTFOLIO OF INVESTMENTS (Continued) August 31, 2020 (Unaudited)

§Date shown is maturity date unless referencing the end of the fixed-rate period of a fixed-to-floating rate security.

*Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.

**Securities distributing Qualified Dividend Income only.

***Aggregate cost of securities held.

****Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At August 31, 2020, these securities amounted to $57,619,327 or 26.0% of total managed assets.

(1)All or a portion of this security is pledged as collateral for the Fund’s loan. The total value of such securities was $183,778,710 at August 31, 2020.

(2)Perpetual security with no stated maturity date.

(3)Represents the rate in effect as of the reporting date.

(4)All or a portion of this security has been rehypothecated. The total value of such securities was $64,969,240 at August 31, 2020.

(5)Foreign Issuer.

†A Contingent Capital Security is a hybrid security with contractual loss-absorption characteristics.

‡The percentage shown for each investment category is the total value of that category as a percentage of total managed assets.

ABBREVIATIONS:

3ML–3-Month ICE LIBOR USD A/360

ISDA5–5-year USD ICE Swap Semiannual 30/360

SOFRRATE–Secured Overnight Funding Rate, Federal Reserve Bank of New York

SW5–5-year USD Swap Semiannual 30/360

SW10–10-year USD Swap Semiannual 30/360

T5Y–Federal Reserve H.15 5-Yr Constant Maturity Treasury Semiannual yield

T7Y–Federal Reserve H.15 7-Yr Constant Maturity Treasury Semiannual yield

T10Y–Federal Reserve H.15 10-Yr Constant Maturity Treasury Semiannual yield

Flaherty & Crumrine Preferred and Income Opportunity Fund Incorporated

Financial Highlights(1)

For the period December 1, 2019 through August 31, 2020 (Unaudited)
For a Common Stock share outstanding throughout the period

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$11.88
INVESTMENT OPERATIONS:
Net investment income	0.60
Net realized and unrealized gain/(loss) on investments	(0.29)
Total from investment operations	0.31
DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
From net investment income	(0.60)
Total distributions to Common Stock Shareholders	(0.60)
Net asset value, end of period	$11.59
Market value, end of period	$12.04
Common Stock shares outstanding, end of period	12,688,518
RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK SHAREHOLDERS:
Net investment income†	7.14	%*
Operating expenses including interest expense	2.22	%*
Operating expenses excluding interest expense	1.31	%*

SUPPLEMENTAL DATA: ††
Portfolio turnover rate	9	%**
Total managed assets, end of period (in 000’s)	$221,786
Ratio of operating expenses including interest expense to average total managed assets	1.45	%*
Ratio of operating expenses excluding interest expense to average total managed assets	0.86	%*

(1)These tables summarize the nine months ended August 31, 2020 and should be read in conjunction with the Fund’s audited financial statements, including notes to the financial statements, in its Annual Report dated November 30, 2019.

*Annualized.

**Not annualized.

†The net investment income ratio reflects income net of operating expenses, including interest expense.

††Information presented under heading Supplemental Data includes loan principal balance.

Flaherty & Crumrine Preferred and Income Opportunity Fund Incorporated Financial Highlights (Continued) Per Share of Common Stock (Unaudited)

	Total Dividends Paid	Net Asset Value	NYSE Closing Price	Dividend Reinvestment Price(1)
December 31, 2019	$0.0900	$12.01	$12.32	$12.01
January 31, 2020	0.0625	12.29	12.53	12.29
February 28, 2020	0.0625	11.81	11.39	11.81
March 31, 2020	0.0625	9.35	9.90	9.41
April 30, 2020	0.0625	10.50	11.44	10.87
May 29, 2020	0.0635	10.76	11.62	11.04
June 30, 2020	0.0635	10.77	11.13	10.77
July 31, 2020	0.0635	11.30	12.25	11.64
August 31, 2020	0.0680	11.59	12.04	11.59

(1)Whenever the net asset value per share of the Fund’s Common Stock is less than or equal to the market price per share on the reinvestment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of Common Stock will be purchased in the open market.

Flaherty & Crumrine Preferred and Income Opportunity Fund Incorporated Notes to Portfolio Of Investments (Unaudited)

1.Aggregate Information for Federal Income Tax Purposes

At August 31, 2020, the aggregate cost of securities for federal income tax purposes was $205,730,992, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $18,669,533 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,722,074.

2.Additional Accounting Standards

Fair Value Measurements: The Fund has analyzed all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

●Level 1 – quoted prices in active markets for identical securities

●Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of levels are recognized at market value at the end of the period.

Flaherty & Crumrine Preferred and Income Opportunity Fund Incorporated Notes to Portfolio Of Investments (Unaudited) (Continued)

A summary of the inputs used to value the Fund’s investments as of August 31, 2020 is as follows:

	Total Value at August 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Preferred Stock & Hybrid Preferred Securities
Banking	$86,176,217	$74,663,007	$11,513,210	$—
Financial Services	4,275,944	3,919,794	356,150	—
Insurance	40,325,574	10,115,113	30,210,461	—
Utilities	18,360,791	5,844,496	12,516,295	—
Energy	13,412,286	11,306,599	2,105,687	—
Communication	782,597	782,597	—	—
Real Estate Investment Trust (REIT)	72,261	72,261	—	—
Miscellaneous Industries	7,104,449	—	7,104,449	—
Contingent Capital Securities
Banking	33,521,049	14,800,967	18,720,082	—
Financial Services	360,500	—	360,500	—
Insurance	4,576,495	—	4,576,495	—
Corporate Debt Securities
Banking	4,391,773	3,597,934	793,839	—
Financial Services	24,730	24,730	—	—
Insurance	2,959,816	—	2,959,816	—
Energy	1,155,929	—	1,155,929	—
Communication	1,157,241	1,157,241	—	—
Money Market Fund	1,020,799	1,020,799	—	—
Total Investments	$219,678,451	$127,305,538	$92,372,913	$—

During the reporting period, there were no transfers into or out of Level 3.

The fair values of the Fund’s investments are generally based on market information and quotes received from brokers or independent pricing services that are approved by the Board of Directors and are unaffiliated with the Adviser. To assess the continuing appropriateness of security valuations, management, in consultation with the Adviser, regularly compares current prices to prior prices, prices across comparable securities, actual sale prices for securities in the Fund’s portfolio, and market information obtained by the Adviser as a function of being an active market participant.

Flaherty & Crumrine Preferred and Income Opportunity Fund Incorporated Notes to Portfolio Of Investments (Unaudited) (Continued)

Securities with quotes that are based on actual trades or actionable bids and offers with a sufficient level of activity on or near the measurement date are classified as Level 1. Securities that are priced using quotes derived from implied values, indicative bids and offers, or a limited number of actual trades—or the same information for securities that are similar in many respects to those being valued—are classified as Level 2. If market information is not available for securities being valued, or materially-comparable securities, then those securities are classified as Level 3. In considering market information, management evaluates changes in liquidity, willingness of a broker to execute at the quoted price, the depth and consistency of prices from pricing services, and the existence of observable trades in the market.